CONSOLIDATED FINANCIAL STATEMENT DETAILS - Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Inventories:
Ore in stockpiles	$ 360.4	$ 250.7
Ore on leach pads	643.2	589.1
In-process	82.5	111.4
Finished metal	62.0	64.0
Materials and supplies	320.8	459.9
Inventories, subtotal	1,468.9	1,475.1
Long-term portion of ore in stockpiles and ore on leach pads	(396.7)	(323.8)
Total inventories	$ 1,072.2	$ 1,151.3